Fair Value Measurements (Tables)	12 Months Ended
Feb. 28, 2026
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Investment Assets at Fair Value within Fair Value Hierarchy

The Plan’s investment assets at fair value, within the fair value hierarchy, as of February 28, 2026 and 2025 are as follows:

Assets Measured at Fair Values as of February 28, 2026:

Description	Level 1	Level 2	Level 3	Total
Mutual funds	$ 8,259,177	$ -	$ -	$ 8,259,177
Common stock	162,912	-	-	162,912

Total	$8,422,089	$ -	$ -	$8,422,089
Investments in common/collective trusts – measured at net asset value[1]				1,079,677
Total investments, at fair value				$9,501,766

Assets Measured at Fair Values as of February 28, 2025:

Description	Level 1	Level 2	Level 3	Total
Mutual funds	$ 8,804,748	$ -	$ -	$ 8,804,748
Common stock	103,156	-	-	103,156

Total	$ 8,907,904	$ -	$ -	$ 8,907,904
Investments in common/collective trusts – measured at net asset value[1]				1,702,244
Total investments, at fair value				$10,610,148
[1] In accordance with the FASB authoritative guidance regarding fair value measurement, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits